Average Annual Total Returns	12 Months Ended	60 Months Ended	68 Months Ended		120 Months Ended	158 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Morningstar Global Allocation Index
Prospectus [Line Items]
Average Annual Return, Percent	16.68%	6.03%			7.88%	7.27%	[1]
S-Network Composite Closed-End Fund Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	13.04%	6.35%			7.88%	6.69%	[1]
First Trust Composite Closed-End Fund Index
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	6.25%			7.48%	6.03%	[1]
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		0.10%	[2]
Bloomberg VLI High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent	8.79%		6.40%	[2]
FT Taxable Fixed Income CEF Index
Prospectus [Line Items]
Average Annual Return, Percent	6.45%		8.14%	[2]
Matisse Discounted Closed-End Fund Strategy - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	28.03%	15.96%			12.16%	9.74%	[1]
Performance Inception Date						Oct. 31, 2012
Matisse Discounted Closed-End Fund Strategy - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.10%	10.98%			8.47%	6.20%	[1]
Matisse Discounted Closed-End Fund Strategy - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.27%	10.80%			8.44%	6.32%	[1]
Matisse Discounted Bond CEF Strategy - Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	8.07%		8.50%	[2]
Performance Inception Date			Apr. 30, 2020
Matisse Discounted Bond CEF Strategy - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.83%		6.07%	[2]
Matisse Discounted Bond CEF Strategy - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.03%		5.83%	[2]

[1]	The Institutional Class Shares commenced operations on October 31, 2012.
[2]	The Institutional Class Shares commenced operations on April 30, 2020.